Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Interest and Dividend Income
Loans	$ 18,875	$ 16,803
Securities
Taxable	765	481
Tax-exempt	1,234	7
Federal funds sold	197	151
Dividends on Federal Home Loan Bank and other stock	249	209
Total interest and dividend income	21,320	17,651
Interest Expense
Deposits	2,591	1,219
Borrowings	587	545
Total interest expense	3,178	1,764
Net Interest Income	18,142	15,887
Provision for Loan Losses	297	100
Net Interest Income After Provision for Loan Losses	17,845	15,787
Noninterest Income
Customer service fees	2,608	2,502
Net gains on loan sales	66	98
Earnings on bank-owned life insurance	477	471
Bank-owned life insurance death benefit	100	0
Other	409	381
Total noninterest income	3,660	3,452
Noninterest Expense
Salaries and employee benefits	7,964	7,210
Net occupancy and equipment expense	2,140	2,071
Provision for losses on foreclosed real estate	71	20
Professional fees	2,173	825
Insurance	433	346
Deposit insurance premiums	190	185
Franchise and other taxes	364	347
Marketing expense	493	426
Printing and office supplies	165	112
OREO and repossession losses	27	0
Other	2,403	2,107
Total noninterest expense	16,423	13,649
Income Before Federal Income Taxes	5,082	5,590
Provision for Federal Income Taxes	800	2,044
Net Income	$ 4,282	$ 3,546
Basic Earnings Per Share	$ 0.82	$ 0.71
Diluted Earnings Per Share	$ 0.82	$ 0.71